Related Party Transactions and Arrangements - Schedule of Balances with Related Parties (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties			$ 19,737
Due to related parties		2,130	2,140
Hangzhou Kahamadi Biotechnology Co., Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties	[1]		12,535
Others (the directors of subsidiaries) [Member]
Related Party Transaction [Line Items]
Due from related parties	[1]		7,202
Due to a director and CEO [Member]
Related Party Transaction [Line Items]
Due to related parties	[2]	$ 2,130	$ 2,140

[1]	Lend to related parties
[2]	Borrowed from a director of subsidiaries.